Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following:
	Annual Interest		December 31,
	Rate	Maturity	2022	2023
Huaxia Bank Shanghai Branch Sales Department	4.35%	September to October, 2024	$11,567	$14,087
China Merchants Bank Shanghai Damuqiao Branch(i)	4.00%-5.01%	April to September, 2024	9,961	8,310
Bank of Communications Shanghai Putuo Branch(i)	4.79%	January, 2024	7,249	7,042
Putuo Branch of Shanghai Pudong Development Bank(i)	4.20%	May, 2024	4,350	4,225
Bank of Dalian Shanghai Jing’an Sub-branch(i)	4.80%	November, 2024	4,350	4,225
China Construction Bank Shanghai Jing’an Branch(i)	3.55%-3.65%	February to June, 2024	4,350	4,225
Bank of Beijing Shanghai Branch(i)	3.65%	May, 2024	1,160	4,225
HSBC Bank (China) Limited Shanghai branch(i)	4.85%	March, 2024	-	4,225
China Minsheng Bank Co., LTD. Shanghai branch	3.80%	August, 2024	-	4,225
Bank of China Limited Shanghai Zhabei branch(i)	3.20%-4.57%	May to November, 2024	-	4,155
China CITIC Bank Shanghai Pudian Road Branch(i)	4.50%	January to April, 2024	1,435	4,085
Bank of Nanjing North Bund Branch(i)	5.00%	March, 2024	3,625	3,521
Huangpu Branch of Bank of Shanghai(i)	4.45%	February, 2024	2,900	2,817
ICBC Shanghai Zhang Jiang high tech Park Branch(i)	3.35%	December, 2024	2,610	2,817
Xiamen International Bank Shanghai Jinqiao Branch(i)	5.20%	April, 2024	1,450	2,817
Bank of Ningbo Co., LTD. Shanghai Lianyang branch(i)	4.30%	June, 2024	-	2,817
Industrial Bank Co., LTD. Shanghai Pudong branch(i)	4.95%	April, 2024	-	2,817
Agricultural Bank of China Co., LTD. Shanghai Minhang branch(ii)	3.15%	November, 2024	-	1,408
Guangfa Bank Co., LTD. Shanghai branc(ii)	3.80%	April, 2024	-	986
China Minsheng Bank Shanghai Jiujiang Branch	3.70%-3.85%	January to July, 2023	7,249	-
Bank of Beijing Shanghai Zhangjiang Sub-branch(i)	4.80%	December, 2023	4,350	-
Bank of China Shanghai Gonghexin Road Sub-branch(ii)	3.65%-4.22%	March to November, 2023	4,277	-
Industry bank Shanghai Zhijiang Branch(i)	4.65%-5.05%	February, 2023	2,900	-
Shanghai Rural Commercial Bank Minhang Branch(ii)	5.20%	June, 2023	870	-
Total			$74,653	$83,029
(i)	As of December 31, 2022 and 2023, the bank borrowings of $35,234 and $54,015 were guaranteed by SunCar Online, one of subsidiaries of SunCar.
(ii)	As of December 31, 2022 and 2023, the bank borrowings of $8,047 and $5,211 were guaranteed by Shengda Automobile, one of subsidiaries of SunCar.